Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables
Trade payables	$ 291,006	$ 255,050
Advances from sales, leases and services	112,048	111,255
Accrued invoices	35,575	29,132
Deferred incomes	629	755
Admission fees	62,491	60,545
Deposits in guarantee	1,120	859
Total trade payables	502,869	457,596
Dividends payable to non-controlling shareholders	54	7,187
Taxes payable	22,940	33,116
Director's fees	11,164	9,561
Management fees	17,187	11,949
Others	22,985	25,325
Trade and other payables	577,199	544,734
Non-current	77,399	103,334
Current	499,800	441,400
Total	$ 577,199	$ 544,734